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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03165

                    Active Assets Government Securities Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                       ANNUALIZED
PRINCIPAL                                                                YIELD
AMOUNT IN                                                              ON DATE OF          MATURITY
THOUSANDS                         DESCRIPTION                           PURCHASE             DATES              VALUE
---------   ------------------------------------------------------   -------------   --------------------   ------------
            U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES (1.4%)
$   6,523   Federal Home Loan Banks (Cost $6,473,982)                 4.00 - 5.32%   04/25/08 - 07/30/08    $  6,473,982
                                                                                                            ------------
            U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES (49.5%)
   97,500   Federal Farm Credit Banks                                 2.21 - 2.54+   04/01/08 - 04/28/08*     97,498,475
  124,000   Federal Home Loan Banks                                   2.36 - 3.91+   04/01/08 - 08/22/08*    123,985,199
    5,000   Federal National Mortgage Association                        2.35+            04/01/08*            5,000,000
   10,000   Freddie Mac                                                  2.54+            06/30/08*            9,997,168
                                                                                                            ------------
            TOTAL U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES
               (Cost $236,480,842)                                                                           236,480,842
                                                                                                            ------------
            U.S. GOVERNMENT AGENCIES - DEBENTURE BONDS (23.1%)
      750   Federal Farm Credit Bank                                      5.20             04/15/08              749,569
  100,310   Federal Home Loan Banks                                   4.90 - 5.28    04/22/08 - 04/01/09     100,339,565
    8,459   Federal National Mortgage Association                     5.22 - 5.25    04/01/08 - 06/06/08       8,455,802
      800   Freddie Mac                                                   5.20             05/05/08              801,137
                                                                                                            ------------
            TOTAL U.S. GOVERNMENT AGENCIES - DEBENTURE BONDS
               (Cost $110,346,073)                                                                           110,346,073
                                                                                                            ------------
            REPURCHASE AGREEMENTS (19.1%)
   10,000   Banc of America Securities, LLC
               (dated 03/31/08; proceeds $10,050,833) (a)                 3.00             04/02/08           10,000,000
   10,000   Banc of America Securities
               (dated 03/31/08; proceeds $10,093,445) (a)                 2.90             05/30/08           10,000,000
   10,000   Barclays Capital Inc.
               (dated 03/31/08; proceeds $10,000,764) (b)                 2.75             04/01/08           10,000,000
   56,215   BNP Paribas Securities Corp.
               (dated 03/31/08; proceeds $56,218,748) (c)                 2.40             04/01/08           56,215,000
    5,000   Deutsche Bank Securities Inc.
               (dated 03/31/08; proceeds $5,021,771) (d)                  2.75             05/27/08            5,000,000
                                                                                                            ------------
            TOTAL REPURCHASE AGREEMENTS (Cost $91,215,000)                                                    91,215,000
                                                                                                            ------------
            TOTAL INVESTMENTS (Cost $445,515,897) (e)                                       93.1%            444,515,897
            OTHER ASSETS IN EXCESS OF LIABILITIES                                            6.9              33,037,815
                                                                                     --------------------   ------------
            NET ASSETS                                                                      100.0%          $477,553,712
                                                                                     ====================   ============

----------
+    Rate shown is the rate in effect at March 31, 2008.

*    Dates of next interest rate reset.

(a) Collateralized by Federal National Mortgage Assoc. 5.50% due 04/01/36 valued at $10,200,000.

(b) Collateralized by Federal National Mortgage Assoc. 5.50% due 04/01/37 valued at $10,200,000.

(c) Collateralized by Federal National Mortgage Assoc. 5.50% due 03/01/38 valued at $57,339,300.

(d) Collateralized by Freddie Mac 5.00% due 01/01/37 to 02/01/38 valued at $5,100,000.

(e)  Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Securities Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008


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